ACQUISITIONS/DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2016
ACQUISITIONS/DIVESTITURES
Discontinued operation, summarized financial information

($ in millions)

For the year ended
December 31:	2016	2015	2014
Total revenue	$0	$720	$1,335

Loss from discontinued operations, before tax	(11)	(175)	(619)
Loss on disposal, before tax	0	(116)	(4,726)

Total loss from discontinued operations, before income taxes	(11)	(291)	(5,346)

Provision/(benefit) for income taxes	(2)	(117)	(1,617)

Loss from discontinued operations, net of tax	$(9)	$(174)	$(3,729)

2016 Acquisitions
ACQUISITIONS/DIVESTITURES
Business acquisitions, purchase price allocations

2016 Acquisitions

($ in millions)

	Amortization	The	Truven
	Life	Weather	Health	Other
	(in Years)	Company	Analytics	Acquisitions
Current assets		$76	$171	$153
Fixed assets/noncurrent assets		123	127	110
Intangible assets
Goodwill	N/A	1,717	1,933	593
Completed technology	1–7	160	338	96
Client relationships	3–7	313	516	226
Patents/trademarks	1–7	349	54	42

Total assets acquired		2,738	3,141	1,220

Current liabilities		(88)	(148)	(96)
Noncurrent liabilities		(372)	(381)	(76)

Total liabilities assumed		(460)	(529)	(171)

Bargain purchase gain		—	—	(40)*

Total purchase price		$2,278	$2,612	$1,009

N/A—Not applicable.

*Bargain purchase gain relating to AT&T’s application and hosting services business was recognized in selling, general and administrative expense in the Consolidated Statement of Earnings in the three months ended March 31, 2016.

2015 Acquisitions
ACQUISITIONS/DIVESTITURES
Business acquisitions, purchase price allocations

2015 Acquisitions

($ in millions)

	Amortization
	Life (in			Other
	Years)	Merge	Cleversafe	Acquisitions
Current assets		$94	$23	$60
Fixed assets/noncurrent assets		128	63	82
Intangible assets
Goodwill	N/A	695	1,000	895
Completed technology	5–7	133	364	163
Client relationships	5–7	145	23	95
Patents/trademarks	2–7	54	11	23

Total assets acquired		1,248	1,484	1,318

Current liabilities		(73)	(15)	(34)
Noncurrent liabilities		(139)	(160)	(73)
Total liabilities assumed		(212)	(175)	(107)

Total purchase price		$1,036	$1,309	$1,210

N/A—Not applicable

2014 Acquisitions
ACQUISITIONS/DIVESTITURES
Business acquisitions, purchase price allocations

2014 Acquisitions

($ in millions)

	Amortization	Total
	Life (in Years)	Acquisitions
Current assets		$56
Fixed assets/noncurrent assets		39
Intangible assets
Goodwill	N/A	442
Completed technology	5–7	68
Client relationships	7	77
Patents/trademarks	1–7	18

Total assets acquired		701

Current liabilities		(26)
Noncurrent liabilities		(67)

Total liabilities assumed		(93)

Total purchase price		$608

N/A—Not applicable